Other Postretirement Employee Benefit Plans (Tables) - Other Postretirement Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Post-Retirement Benefit Plans [Line Items]
Funded Status Of Pension Plans
The following sets forth the funded status of the domestic plans as of the most recent actuarial valuations using measurement dates of December 31 ($ in millions):

	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of year	$193.4	$221.4
Service cost	0.7	1.1
Interest cost	6.6	8.4
Amendments, curtailments and other	(6.5)	(3.6)
Actuarial gain	(5.0)	(22.7)
Acquisitions	—	5.0
Retiree contributions	3.2	3.6
Benefits paid	(17.8)	(19.8)
Benefit obligation at end of year	174.6	193.4
Change in plan assets:
Fair value of plan assets	—	—
Funded status	$(174.6)	$(193.4)

Weighted Average Assumptions Used To Determine Benefit Obligations And Cost
Weighted average assumptions used to determine benefit obligations at date of measurement:

	2016	2015
Discount rate	3.9%	4.2%
Medical trend rate – initial	6.5%	6.8%
Medical trend rate – grading period	21 years	22 years
Medical trend rate – ultimate	4.5%	4.5%

Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates
Effect of a one-percentage-point change in assumed health care cost trend rates:

($ in millions)	1% Increase	1% Decrease
Effect on the total of service and interest cost components	$0.3	$(0.3)
Effect on postretirement medical benefit obligation	5.3	(4.7)

Components of Net Periodic Pension Cost
The following sets forth the components of the Company’s net periodic benefit cost of the other postretirement employee benefit plans ($ in millions):

	Three-Month Period Ended
	March 31, 2017	April 1, 2016
Service cost	$0.2	$0.2
Interest cost	1.3	1.4
Amortization of actuarial loss	—	0.1
Amortization of prior service credit	(0.8)	(0.8)
Net periodic benefit cost	$0.7	$0.9

Components of net periodic benefit cost:

($ in millions)	2016	2015
Service cost	$0.7	$1.1
Interest cost	6.6	8.4
Amortization of net loss	—	1.0
Amortization of prior service credit	(3.1)	(3.1)
Net periodic benefit cost	$4.2	$7.4

Benefit Payments That Reflect Expected Future Service
The following sets forth benefit payments, which reflect expected future service, as appropriate, expected to be paid in the periods indicated ($ in millions):

2017	$16.7
2018	16.3
2019	15.8
2020	15.1
2021	14.4
2022 – 2026	61.4